Capital management	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Capital management

23. Capital management

The Company’s policy is to maintain a strong capital base to uphold investor, creditor, and market confidence and to sustain future development of the business. The Company monitors capital using a ratio of ‘net debt’ to ‘total equity’. Net debt is calculated as total liabilities (as shown in the statement of financial position) less cash and cash equivalents. The Company’s net debt to adjusted equity ratio as of June 30, 2026 and December 31, 2025 is as follows:

		June 30, 2026	December 31, 2025
		(In thousands of Korean won)
Total liabilities	₩	12,757,981	9,668,292
Less: Cash and cash equivalents		(312,427)	(335,814)
Net debt		12,445,554	9,332,478
Total equity	₩	(5,914,543)	(3,198,381)
Net debt to total equity ratio (*)		-	-

(*)	Net debt to total equity ratio is not calculated as total equity is negative.

25. Capital management

The Company’s policy is to maintain a strong capital base to uphold investor, creditor, and market confidence and to sustain future development of the business. The Company monitors capital using a ratio of ‘net debt’ to ‘total equity’. Net debt is calculated as total liabilities (as shown in the statement of financial position) less cash and cash equivalents. The Company’s net debt to adjusted equity ratio as of December 31, 2025 and 2024 is as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Total liabilities	₩	9,668,292	7,915,357
Less: Cash and cash equivalents		(335,814)	(3,662,174)
Net debt		9,332,478	4,253,183
Total equity	₩	(3,198,381)	826,608
Net debt to total equity ratio (*)		-	5.15

(*)	Net debt to total equity ratio is not calculated as total equity is negative.